Consolidated Consolidated Statements of Cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities of continuing operations:
Net income from operations	$ 170,759	$ 193,634	$ 47,208
Less: Net income from discontinued operations	57,365	138,444	38,961
Net income from continuing operations	113,394	55,190	8,247
Adjustments to reconcile net income to net cash provided by operating activities:
Vessel depreciation and amortization (Note 6)	87,213	76,454	47,559
Impairment of vessels (Note 2)	0	0	11,157
Amortization and write-off of deferred financing costs	3,738	3,028	1,742
Amortization / accretion of above / below market acquired charters (Note 7)	22,585	17,052	(4,014)
Amortization of ineffective portion of derivatives	(210)	(209)	(260)
Equity compensation expense (Note 15)	6,395	6,918	3,786
Change in fair value of derivatives (Note 9)	(18,114)	10,934	(5,529)
Unrealized bonds exchange differences (Note 8)	19,775	(9,848)	6,018
Changes in operating assets and liabilities:
Trade accounts receivable	(4,748)	(1,799)	170
Prepayments and other assets	(785)	525	1,002
Due from related party	1,131	716	(1,847)
Inventories	445	(1,904)	1,730
Claims	(752)	0	0
Trade accounts payable	(2,566)	5,634	2,776
Due to related parties	2,065	1,386	1,140
Accrued liabilities	5,265	13,403	3,593
Deferred revenue	(526)	7,337	8,499
Dry-docking costs paid	(1,488)	0	1
Net cash provided by operating activities of continuing operations	232,817	184,817	85,770
Cash flows from investing activities of continuing operations:
Vessel acquisitions, vessels under construction and improvements including acquired time and bareboat charter agreements (Notes 6, 7)	(315,121)	(1,200,978)	(336,335)
Proceeds from insurance claims	573	0	0
(Expenses paid for the sale of vessels) / proceeds from sale of vessels, net (Note 6)	(220)	(219)	21,780
Net cash used in investing activities of continuing operations	(314,768)	(1,201,197)	(314,555)
Cash flows from financing activities of continuing operations:
Proceeds from long-term debt (Note 8)	44,454	1,582,000	292,000
Deferred financing and offering costs paid	(1,462)	(12,911)	(2,488)
Payments of long-term debt (Note 8)	(120,868)	(780,910)	(67,029)
Proceeds from offering, net of commissions paid (Notes 1, 14)	207	0	45,817
Rights offering costs paid	(498)	(476)	(824)
Repurchase of common units (Note 14)	0	0	(4,112)
Dividends paid (Note 14)	(18,997)	(33,813)	(12,242)
Net cash (used in) / provided by financing activities of continuing operations	(97,164)	753,890	251,122
Net (decrease) / increase in cash, cash equivalents and restricted cash from continuing operations	(179,115)	(262,490)	22,337
Cash flows from discontinued operations
Operating activities	9,245	55,030	102,942
Investing activities	230,195	448,059	(132,537)
Financing activities	(100,610)	(108,902)	55,888
Net increase in cash, cash equivalents and restricted cash from discontinued operations	138,830	394,187	26,293
Net (decrease) / increase in cash, cash equivalents and restricted cash	(40,285)	131,697	48,630
Cash, cash equivalents and restricted cash at the beginning of the year	335,175	203,478	154,848
Cash, cash equivalents and restricted cash at the end of the year	294,890	335,175	203,478
Supplemental cash flow information
Cash paid for interest net of interest capitalized during the construction period (Note 2(m))	107,022	131,870	98,606
Non-Cash Investing and Financing Activities
Capital expenditures included in liabilities	2,929	4,140	6,684
Capitalized dry-docking costs included in liabilities	4,021	4,149	4,149
Deferred financing costs included in liabilities	60	86	1,934
Expenses for sale of vessels included in liabilities	1,870	5,396	440
Seller's credit agreements in connection with the acquisition of vessel- owning companies (Notes 5, 6, 8)	0	134,764	0
Dividends reinvestment plan issuance of new shares (Note 14)	16,475	0	0
Sale and lease back agreements and credit facility assumed in connection with the acquisition of vessel-owning companies	0	0	196,317
Amounts for the acquisition of vessel owning companies and companies owning vessels under construction, netted against the amount due from CMTC pursuant to the Standby Purchase Agreement (Notes 1, 5, 14)	0	0	279,783
Advances for vessels under construction - related party, netted against the amount due from CMTC pursuant to the Standby Purchase Agreement (Notes 1, 5, 6, 14)	0	0	174,400
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	273,843	312,654	191,757
Restricted cash - current assets	7,024	0	0
Restricted cash - non-current assets	14,023	22,521	11,721
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	$ 294,890	$ 335,175	$ 203,478